Related Party Transactions and Balances (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties	As of June 30, 2024, related parties of the Company consist of the following:
Name of Related Party	Nature of Relationship
HongKong Kisen Co., Limited (“HongKong Kisen”)	Company ultimately controlled by Chief Strategy Officer (“CSO”)
As of December 31, 2023, related parties of the Company consist of the following:
Name of Related Party	Nature of Relationship
Yufeng Mi	Chief Technical Officer (“CTO”) and shareholder
Yang Cao	Director of Nanjing Lucun
HongKong Kisen Co., Limited (“HongKong Kisen”)	Company ultimately controlled by Chief Strategy Officer (“CSO”)

Schedule of Operations Through Proceeds Borrowed From Related Parties	As of June 30, 2024 and December 31, 2023, due to related parties consisted the following

	December 31,			Interest	Exchange Rate	June 30,
	2023	Received	Repayment	Expenses	Translation	2024
HongKong Kisen (1)	9,240,203	560,000	-	4,766	-	9,804,969
Total due to related parties	9,240,203	560,000	-	4,766	-	9,804,969
(1)

On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support and repaid $2,000,000 to HongKong Kisen in advance in 2022.

On January 1, 2023, both parties agreed to terminate the loan agreement mentioned above and obtain borrowings up to $20,000,000 at the interest rate of 0.1% for one year as working capital support. In 2023, the Company borrowed $4,384,975 from HongKong Kisen and repaid $3,160,000, generating interest expense of $9,316. In 2024, the Company borrowed $560,000 from HongKong Kisenas, generating interest expense of $4,766, of June 30,2024, the total amount of loans to HongKong Kisen was $9,784,975, total interest payable is $19,994. The loan mentioned above can be extended on both parties’ consensus.

The Company mainly finance its operations through proceeds borrowed from related parties. As of December 31, 2023 and 2022, due to related parties consisted the following:
	December 31,			Interest	Exchange Rate	December 31,
	2022	Received	Repayment	Expenses	Translation	2023
Yufeng Mi	1,831	2,770	-	-	(30)	4,571
Yang Cao	86,150	97,844	-	-	(1,436)	182,558
HongKong Kisen (1)	8,000,000	4,384,975	(3,160,000)	15,228	-	9,240,203
Total due to related parties	8,087,981	4,485,589	(3,160,000)	15,228	(1,466)	9,427,332
(1)

On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support and repaid $2,000,000 to HongKong Kisen in advance in 2022.

On January 1, 2023, both parties agreed to terminate the loan agreement mentioned above and obtain borrowings up to $20,000,000 at the interest rate of 0.1% for one year as working capital support. In 2023, the Company borrowed $4,384,975 from HongKong Kisen and repaid $3,160,000, generating interest expense of $9,316, as of December 31,2023, total interest payable is $15,228. The loan mentioned above can be extended on both parties’ consensus.